Restatement of Previously Issued Financial Statements (Details) - Schedule of impact of the restatement - Athena Technology Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Mar. 19, 2021
As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock subject to possible redemption	$ 228,381,200	$ 227,362,131	$ 228,381,200	$ 227,542,138
Class A common stock, $0.0001 par value	286	296	286	295
Class B common stock, $0.0001 par value	857	982	857	982
Additional Paid in Capital	4,747,731	5,766,666	4,747,731	5,586,660
Retained Earnings (Accumulated Deficit)	251,127	(767,937)	251,127	(587,936)
Total Stockholders’ Equity (Deficit)	$ 5,000,001	$ 5,000,007	$ 5,000,001	$ 5,000,001
Number of shares subject to redemption (in Shares)	22,838,120	22,736,213	22,838,120	22,754,214
Weighted average shares outstanding, redeemable Class A common stock (in Shares)	22,987,181	22,752,829	22,738,853
Basic and diluted net income per share, redeemable Class A common stock (in Dollars per share)	$ 0	$ 0	$ 0
Weighted average shares outstanding, non-redeemable Class A and Class B common stock (in Shares)	11,529,334	8,992,369	10,267,860
Basic and diluted net income per share, non-redeemable Class A and Class B common stock (in Dollars per share)	$ 0.09	$ (0.09)	$ 0.02
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock subject to possible redemption	$ 21,618,800	$ 22,637,869	$ 21,618,800	$ 22,457,862
Class A common stock, $0.0001 par value	(216)	(226)	(216)	(225)
Class B common stock, $0.0001 par value
Additional Paid in Capital	(4,747,731)	(5,766,666)	(4,747,731)	(5,586,660)
Retained Earnings (Accumulated Deficit)	(16,870,853)	(16,870,977)	(16,870,853)	(16,870,977)
Total Stockholders’ Equity (Deficit)	$ (21,618,800)	$ (22,637,869)	$ (21,618,800)	$ (22,457,862)
Number of shares subject to redemption (in Shares)	2,161,880	2,263,787	2,161,880	2,245,786
Weighted average shares outstanding, redeemable Class A common stock (in Shares)	2,012,819	(19,419,496)	(8,512,334)
Basic and diluted net income per share, redeemable Class A common stock (in Dollars per share)	$ 0.03	$ (0.06)	$ 0.01
Weighted average shares outstanding, non-redeemable Class A and Class B common stock (in Shares)	(2,262,667)	(332,369)	(1,302,850)
Basic and diluted net income per share, non-redeemable Class A and Class B common stock (in Dollars per share)	$ (0.06)	$ 0.03	$ (0.01)
As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock subject to possible redemption	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000
Class A common stock, $0.0001 par value	70	70	70	70
Class B common stock, $0.0001 par value	857	982	857	982
Additional Paid in Capital
Retained Earnings (Accumulated Deficit)	(16,619,726)	(17,638,914)	(16,619,726)	(17,458,913)
Total Stockholders’ Equity (Deficit)	$ (16,618,799)	$ (17,637,862)	$ (16,618,799)	$ (17,457,861)
Number of shares subject to redemption (in Shares)	25,000,000	25,000,000	25,000,000	25,000,000
Weighted average shares outstanding, redeemable Class A common stock (in Shares)	25,000,000	3,333,333	14,226,519
Basic and diluted net income per share, redeemable Class A common stock (in Dollars per share)	$ 0.03	$ (0.06)	$ 0.01
Weighted average shares outstanding, non-redeemable Class A and Class B common stock (in Shares)	9,266,667	8,660,000	8,965,010
Basic and diluted net income per share, non-redeemable Class A and Class B common stock (in Dollars per share)	$ 0.03	$ (0.06)	$ 0.01